Investment Securities (Amortized Cost and Fair Value by Contractual Maturity) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Held-to-maturity debt securities, Amortized cost:
Due in one year or less	¥ 1,854,284
Due from one year to five years	7,726,350
Due from five years to ten years	7,644,200
Due after ten years	6,047,351
Held-to-maturity debt securities, Amortized cost	23,272,185	¥ 24,843,962
Held-to-maturity debt securities, Fair value:
Due in one year or less	1,849,185
Due from one year to five years	7,577,814
Due from five years to ten years	7,321,116
Due after ten years	5,898,878
Held-to-maturity debt securities, Fair value	22,646,993	24,557,514
Available-for-sale debt securities, Fair value:
Due in one year or less	18,392,937
Due from one year to five years	5,630,447
Due from five years to ten years	2,850,932
Due after ten years	3,538,852
Available-for-sale debt securities, Fair value	¥ 30,413,168	¥ 31,422,967